Provision for judicial liabilities	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
20 PROVISION FOR JUDICIAL LIABILITIES
The Company is involved in certain legal proceedings arising in the normal course of its business, which include tax, social security, labor, civil, environment and real estate.
The Company classifies the risk of unfavorable decisions in legal proceedings, based on legal advice, which reflects the estimated probable losses.
The Company’s Management believes that, based on the available information as of the date of these unaudited condensed consolidated interim financial information, its provisions for tax, social security, labor, civil, environment and real estate risks, accounted for according to IAS 37 are sufficient to cover estimated losses related to its legal proceedings, as set forth below:
20.1 Roll-forward and changes in the provisions for probable losses based on the nature of the proceedings, net of judicial deposits

					06/30/2024
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	468,839	349,058	139,435	2,155,545	3,112,877
Payments	(9,347)	(40,768)	(5,871)		(55,986)
Reversal		(35,232)		(6,013)	(41,245)
Additions	417	72,363	16,132		88,912
Monetary adjustment	12,805	10,672	682		24,159
Provision balance	472,714	356,093	150,378	2,149,532	3,128,717
Judicial deposits	(158,622)	(88,748)	(18,519)		(265,889)
Provision balance at the end of the period	314,092	267,345	131,859	2,149,532	2,862,828
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,011,093 and civil lawsuits in the amount of R$138,439, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.

					12/31/2023
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the year	419,915	255,805	118,729	2,645,705	3,440,154
Payments	(1,717)	(37,172)	(3,014)		(41,903)
Reversal	(18,035)	(101,375)	(11,337)	(490,160)	(620,907)
Additions	37,656	211,690	21,335		270,681
Monetary adjustment	31,020	20,110	13,722		64,852
Provision balance	468,839	349,058	139,435	2,155,545	3,112,877
Judicial deposits	(154,469)	(82,305)	(15,694)		(252,468)
Provision balance at the end of the year	314,370	266,753	123,741	2,155,545	2,860,409
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,448,564 and civil lawsuits in the amount of R$197,141, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.
20.1.1 Tax and social security
On June 30, 2024, the Company has 33 (32 as of December 31, 2023) administrative and judicial proceedings of a tax or social security nature in which the disputed matters are related to IRPJ, CSLL, PIS, COFINS, ICMS among others, whose amounts are provisioned when the likelihood of loss is deemed probable by the Company’s external legal counsel and by Management.
20.1.2 Labor
On June 30, 2024, the Company has 1,291 (1,241 as of December 31, 2023) labor lawsuits.
In general, the provisioned labor proceedings are related primarily to matters frequently contested by employees of agribusiness companies, such as wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.
20.1.3 Civil, environment and real estate
On June 30, 2024, the Company has 92 (76 as at December 31, 2023) civil, environmental and real estate proceedings.
The provisioned Civil, environment and real estate proceedings are related primarily to the payment of damages, including those arising from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.
20.2 Contingencies with possible losses
The Company is involved in tax, civil and labor lawsuits, whose losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	06/30/2024	12/31/2023
Taxes and social security (1)	9,964,395	9,775,068
Labor	169,165	194,883
Civil and environmental (1)	4,678,665	4,462,964
	14,812,225	14,432,915
(1)The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,129,857 (R$2,135,869 as of December 31, 2023), which were recorded at fair value resulting from business combinations with Fibria, as presented in Note 20.1 above.
In the six-month period ended June 30, 2024, there were no significant changes in the main nature of these contingencies compared to those disclosed in the annual financial statements for the year ended December 31, 2023 (Note 20).
20.3 Contingent assets
In the six-month period ended June 30, 2024, there were no significant changes in the main nature of these contingencies compared to those disclosed in the annual financial statements for the year ended December 31, 2023 (Note 20).